FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900

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                        Date of fiscal year end: 06/30/05

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                       Date of reporting period: 09/30/04

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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (unaudited)
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Shares or Principal Amount          Description                   Market Value
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Common stocks - 99.73% of net assets

Banking and finance - 3.64%
    7,000  Bancolombia, S.A.                                      $    56,700
   16,120  Banco Latinoamericano de Exportaciones, S.A.               247,442
    3,600  Grupo Financiero Banorte, S.A. de C.V. Series O             16,973
    8,400  Grupo Financiero Inbursa, S.A. de C.V. Series O             14,357

Communications - 10.86%
   11,000  America Movil, S.A. de C.V. Series A                        21,489
   43,800  America Movil, S.A. de C.V. Series L                        85,487
    1,000  America Movil ADR Series L                                  39,030
   11,100  America Telecom, S.A. de C.V. Series A1*                    23,996
    3,000  Atlantic Tele-Network, Inc.                                 86,400
   11,100  Carso Global Telecom, S.A. de C.V. Series A1                16,485
    7,000  Garmin Ltd.                                                302,750
      725  Grupo Iusacell, S.A. de C.V. Series V*                       1,179
   16,800  Grupo Radio Centro, S.A. ADR                               106,848
    3,000  Grupo Televisa, S.A. GDR                                   158,190
   12,100  Grupo Televisa, S.A. Series CPO                             31,846
    1,000  Telefonos de Mexico ADR Series L                            32,270
   11,000  Telefonos de Mexico, S.A. de C.V. Series A                  17,806
   39,300  Telefonos de Mexico, S.A. de C.V. Series L                  63,373
   18,000  Tricom, S.A. ADR*                                            4,500
   13,900  TV Azteca, S.A. de C.V. Series CPO                           8,660

Conglomerates - 3.42%
    4,900  Alfa, S.A. de C.V. Series A                                 18,537
   39,400  Carlisle Holdings, Inc.*                                   250,584
    3,100  Corporacion Interamericana de Entretenimiento, S.A. de C.V.
              Series B*                                                 6,402
    7,000  Desc, S.A. de C.V. Series B*                                 1,987
    3,300  Grupo Carso, S.A. de C.V. Series A1                         15,167
    3,300  U.S. Commercial Corp., S.A. de C.V.*                         1,638
    2,600  Vitro, S.A. Series A                                         2,529
    6,000  Vitro Sociedad Anonima ADR                                  17,940

Construction and related - 9.54%
   12,000  Bufete Industrial S.A. ADR*                                    600
   10,442  Cemex, S.A. de C.V. Series CPO                              58,764
    1,936  Ceramica Carabobo Class A ADR*                               2,707
    4,000  Consorcio ARA, S.A. de C.V. Series A1*                      11,424
   15,600  Empresas ICA, Sociedad Controladora, S.A. de C.V.*           5,319
   15,000  Florida Rock Industries, Inc.                              680,961
    1,665  Hylsamex S.A. CPO*                                           3,417
   21,950  Mastec, Inc.*                                              115,238
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Consumer products and related manufacturing - 5.91%
  800,000  Atlas Electricas, S.A.                                      32,631
    5,400  Grupo Casa Saba, S.A. ADR                                   61,565
   15,000  Watsco Incorporated                                        450,450

Food, beverages and tobacco - 2.82%
   10,300  Coca Cola Femsa, S.A. de C.V. ADR                          200,644
    5,800  Fomento Economico Mexicano, S.A. de C.V. Series UBD         25,637
    7,300  Grupo Bimbo, S.A. de C.V. Series A                          16,038
    7,300  Grupo Modelo, S.A. de C.V. Series C                         17,770

Investment companies - 8.66%
   16,404  The Latin American Discovery Fund, Inc.                    243,107
   32,345  The Latin America Equity Fund, Inc.                        554,716

Leisure - 10.69%
    7,000  Carnival Corp.                                             331,030
   15,000  Royal Caribbean Cruises Ltd.                               654,000

Medical - 4.07%
    3,159  CancerVax Corp.                                             25,588
   10,160  Orthofix International N.V.*                               348,996

Pulp and paper - 0.18%
    5,700  Kimberly-Clark de Mexico, S.A. de C.V. Series A             16,730

Railroad and landholdings - 21.60%
   54,000  Florida East Coast Industries, Inc.                      1,990,150

Retail - 0.91%
    3,700  Controladora Comercial Mexicana, S.A. de C.V.
             Series UBC                                                 4,175
    1,380  Grupo Elektra, S.A. de C.V. Series CPO                       9,277
   20,669  Wal-Mart de Mexico, S.A. de C.V. Series V                   70,201

Trucking and marine freight - 6.80%
    8,000  Grupo TMM, S.A. ADR*                                        18,960
      700  Seaboard Corporation                                       410,165
   39,600  Trailer Bridge, Inc.*                                      196,812

Utilities - 8.48%
   12,000  Caribbean Utilities Ltd. Class A                           144,000
   27,000  Consolidated Water, Inc.                                   636,687

Other - 2.16%
    2,414  Mantex S.A.I.C.A*                                            7,596
   41,230  Margo Caribe, Inc.*                                        164,920
      843  Siderurgica Venezolana Sivensa ADR                           2,088
       75  Siderurgica Venezolana Sivensa Series B                        186
   35,000  Xcelera, Inc.*                                              23,800

Total common stocks (cost $6,810,093)                             $ 9,186,914
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Bonds - 0% of net assets
  165,000  Republic of Cuba - 4.5%, 1977 - in default
             (cost $63,038)*                                               --

Other assets less liabilities - 0.27% of net assets               $    24,722

Net assets - 100%  (applicable to 1,677,636 shares; equivalent
           to $5.49 per share) (a)                                $ 9,211,636

*Non-income producing

(a) The cost for federal income tax purposes was $6,873,130. At September 30, 2004, net unrealized gain for all securities based on tax cost was $2,313,784. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $3,478,278 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,164,494.

ITEM 2. CONTROLS AND PROCEDURES

           (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

           (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By /s/ Thomas J. Herzfeld

Thomas J. Herzfeld
Chairman and President

Date: October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas J. Herzfeld

Thomas J. Herzfeld
Chairman and President

Date: October 29, 2004

By /s/Cecilia L. Gondor

Cecilia L. Gondor
Treasurer

Date: October 29, 2004